Schedule of Promissory Notes (Details) (Parenthetical)		9 Months Ended	12 Months Ended
	Dec. 28, 2021	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt maturity date	Dec. 28, 2022
Promissory Note One [Member]
Debt Instrument [Line Items]
Debt maturity date		Dec. 28, 2021	Dec. 28, 2021
Promissory Note Two [Member]
Debt Instrument [Line Items]
Debt maturity date		Feb. 08, 2022
Promissory Note Three [Member]
Debt Instrument [Line Items]
Debt maturity date		Mar. 11, 2022
Promissory Note Four [Member]
Debt Instrument [Line Items]
Debt maturity date		Aug. 01, 2022